Employee benefits - Pension and other post-employment benefits - Maturity Profile of Defined Benefit Pension Plan Obligation (Detail) $ in Millions	12 Months Ended
Oct. 31, 2024 CAD ($) Participants
Disclosure of net defined benefit liability (asset) [line items]
Number of plan participants | Participants	75,889
Actual benefit payments 2024	$ 675
Benefits expected to be paid 2025	755
Benefits expected to be paid 2026	775
Benefits expected to be paid 2027	795
Benefits expected to be paid 2028	818
Benefits expected to be paid 2029	839
Benefits expected to be paid 2030-2034	$ 4,444
Weighted average duration of defined benefit payments	13 years 3 months 18 days
Canada [member]
Disclosure of net defined benefit liability (asset) [line items]
Number of plan participants | Participants	70,000
Actual benefit payments 2024	$ 638
Benefits expected to be paid 2025	715
Benefits expected to be paid 2026	735
Benefits expected to be paid 2027	755
Benefits expected to be paid 2028	777
Benefits expected to be paid 2029	796
Benefits expected to be paid 2030-2034	$ 4,202
Weighted average duration of defined benefit payments	13 years 2 months 12 days
Foreign countries [member]
Disclosure of net defined benefit liability (asset) [line items]
Number of plan participants | Participants	5,889
Actual benefit payments 2024	$ 37
Benefits expected to be paid 2025	40
Benefits expected to be paid 2026	40
Benefits expected to be paid 2027	40
Benefits expected to be paid 2028	41
Benefits expected to be paid 2029	43
Benefits expected to be paid 2030-2034	$ 242
Weighted average duration of defined benefit payments	14 years 6 months